Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Material Accounting Policy Information [Abstract]
Disclosure of application of new and revised International Financial Reporting Standards (IFRSs) and standards, amendments and interpretations in issue but not yet effective
In the year ended December 31, 2023, the Group has applied the below amendments to IFRS and interpretations issued by the Board that are effective for the annual period that begins on or after January 1, 2023.

Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)	The amendments require that an entity discloses its material accounting policies, instead of its significant accounting policies. Further amendments explain how an entity can identify a material accounting policy.
Definition of Accounting Estimates (Amendments to IAS 8)	The amendments replace the definition of a change in accounting estimates with a definition of accounting estimates. Under the new definition, accounting estimates are “monetary amounts in financial statements that are subject to measurement uncertainty”.
Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12)	These amendments require companies to recognise deferred tax on transactions that, on initial recognition, give rise to equal amounts of taxable and deductible temporary differences.

The adoption of the following mentioned standards, amendments and interpretations in future years are not expected to have a material impact on the Group’s financial statements:

Effective Date
Periods Beginning On or After
Amendment to IFRS 16 - Leases on sale and leaseback	January 1, 2024
Classification of Liabilities as Current or Non-Current (Amendments to IAS 1)	January 1, 2024

Disclosure of intangible assets material to entity	The amortisation expense on intangible assets with finite lives is recognised in profit or loss in the expense category consistent with the function of the intangible assets.

Computer Software	4 years on a straight line basis
Patents	Over the term of the patent on a straight line basis
Acquired IP	8 years from the acquisition date/date the asset is brought into use on a straight line basis

Disclosure of detailed information about property, plant and equipment	Depreciation is provided at rates calculated to write off the cost of assets, less their estimated residual value on a straight line basis, over their expected lives:

Assets Under Construction	Not Depreciated
Plant and Equipment	5 years
Fixture and Fittings	5 years
Leasehold Improvements	Over the term of the lease or to the first-break clause, whichever is earlier
Computer Equipment	4 years

	Assets Under Construction	Plant and Equipment	Fixtures and Fittings	Leasehold Improvements	Computer Equipment	Total
	£’000	£’000	£’000	£’000	£’000	£’000
Cost
At January 1, 2022	637	6,108	345	3,335	779	11,204
Additions	25,755	4,391	398	310	1,123	31,977
Reclassification of assets under construction	(4,053)	1,593	—	2,460	—	—
Foreign currency translation	—	42	3	—	2	47
At December 31, 2022	22,339	12,134	746	6,105	1,904	43,228

Additions	14,837	4,205	151	720	148	20,061
Reclassification of assets under construction	(31,045)	11,019	284	19,702	40	—
Disposals	—	(4)	—	—	—	(4)
Foreign currency translation	15	(88)	(7)	(50)	(4)	(134)
At December 31, 2023	6,146	27,266	1,174	26,477	2,088	63,151

Accumulated Depreciation
At January 1, 2022	—	1,301	102	829	232	2,464
Depreciation charge- R&D expenses	—	1,895	27	626	332	2,880
Depreciation charge- G&A expenses	—	—	25	136	51	212
Foreign currency translation	—	21	—	—	3	24
At December 31, 2022	—	3,217	154	1,591	618	5,580

Depreciation charge- R&D expenses	—	4,049	162	2,187	403	6,801
Depreciation charge- G&A expenses	—	—	61	399	69	529
Impairment charge- R&D expenses	1,307	—	—	—	—	1,307
Disposals	—	(1)	—	—	—	(1)
Foreign currency translation	—	(13)	(1)	(1)	(4)	(19)
At December 31, 2023	1,307	7,252	376	4,176	1,086	14,197

Carrying value
At December 31, 2023	4,839	20,014	798	22,301	1,002	48,954
At December 31, 2022	22,339	8,917	592	4,514	1,286	37,648